Schedule of right of use assets (Details)	12 Months Ended
Jun. 30, 2024 AUD ($)
IfrsStatementLineItems [Line Items]
Carrying amount as at 30 June 2024	$ 280,810
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance as at 1 July 2023	460,385
Additions	90,450
Disposals
Balance as at 30 June 2024	550,835
Balance as at 1 July 2023	(145,789)
Additions	(32,160)
Amortisation	(92,076)
Balance as at 30 June 2024	(270,025)
Carrying amount as at 30 June 2024	$ 280,810